Share-based payments (Tables)	12 Months Ended
Apr. 03, 2022
Share-Based Payment Arrangements [Abstract]
Schedule of Stock Option and RSU Transactions
Stock option transactions are as follows:

	Year ended
	April 3, 2022		March 28, 2021
	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares
Options outstanding, beginning of period	$38.32	2,498,973	$32.97	1,794,377
Granted to purchase shares	$48.92	739,420	$37.19	1,244,975
Exercised	$20.73	(342,148)	$9.42	(422,511)
Cancelled	$44.94	(173,555)	$48.44	(117,868)
Options outstanding, end of period	$42.99	2,722,690	$38.32	2,498,973
RSUs transactions are as follows:

	Year ended
	April 3, 2022	March 28, 2021
	Number	Number
RSUs outstanding, beginning of period	137,117	39,432
Granted	152,320	119,758
Settled	(49,968)	(13,386)
Cancelled	(23,879)	(8,687)
RSUs outstanding, end of period	215,590	137,117

Schedule of Stock Options Outstanding and Exercisable
The following table summarizes information about stock options outstanding and exercisable at April 3, 2022:

	Options Outstanding		Options Exercisable
Exercise price	Number	Weighted average remaining life in years	Number	Weighted average remaining life in years
$0.02	62,271	2.0	62,271	2.0
$0.25	55,248	2.4	55,248	2.4
$1.79	44,307	2.9	44,307	2.9
$4.62	22,221	4.0	22,221	4.0
$8.94	124,444	4.8	124,444	4.8
$23.64	42,576	5.4	42,576	5.4
$30.73	48,730	5.2	48,730	5.2
$31.79	35,622	5.6	35,622	5.6
$33.97	755,909	8.2	100,380	8.2
$45.34	47,244	7.2	19,605	7.2
$46.38	8,573	7.6	2,857	7.6
$48.21	11,045	9.4	—	0.0
$48.93	662,875	9.2	—	0.0
$50.00	250,000	8.2	62,500	8.2
$63.03	373,674	7.0	280,246	7.0
$83.53	177,951	6.2	133,451	6.2
	2,722,690	7.5	1,034,458	5.9

Schedule of Assumptions Used to Measure Fair Value of Options Granted
The assumptions used to measure the fair value of options granted under the Black-Scholes option pricing model at the grant date were as follows:

	Year ended
	April 3, 2022	March 28, 2021
Weighted average stock price valuation	$48.92	$37.19
Weighted average exercise price	$48.92	$37.19
Risk-free interest rate	0.44%	0.32%
Expected life in years	5	5
Expected dividend yield	—%	— %
Volatility	40%	40%
Weighted average fair value of options issued	$14.36	$9.90